Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2019
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the three and six months ended June 30, 2019 and 2018:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Personnel expenses	$28,299	$37,430	$59,491	$70,062
Share-based compensation	18,615	30,287	36,028	62,021
Travel expenses	4,605	5,311	8,859	10,762
Professional services	5,115	6,149	11,339	13,219
Office expenses	3,296	3,673	6,795	7,802
Directors’ expenses	822	958	1,557	1,665
Other expenses	3,791	1,464	7,347	5,523
	$64,543	$85,272	$131,416	$171,054